Notes to the consolidated statements of income - Net operating loss carryforwards (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 USD ($)
Income Tax Disclosure
Net operating loss carryforwards	€ 903,918	€ 826,241
Unused tax losses for which no deferred tax asset recognized	618,315	531,231
Unutilized notional interest deductions for which no deferred tax asset is recognised	230,218		$ 254,390
Deferred tax liabilities of foreign subsidiaries	8,363	11,972
Undistributed earnings of foreign subsidiaries for which no deferred tax recognized	€ 8,631,647	8,945,633
Percentage of dividends and capital gain tax free	95.00%
Less than 1 year
Income Tax Disclosure
Net operating loss carryforwards	€ 13,926	19,274
Later Than One Year And Not Later Than Two Years
Income Tax Disclosure
Net operating loss carryforwards	32,348	14,979
Later Than Two Years And Not Later Than Three Years
Income Tax Disclosure
Net operating loss carryforwards	42,129	27,238
Later Than Three Years And Not Later Than Four Years
Income Tax Disclosure
Net operating loss carryforwards	46,337	50,856
Later Than Four Years And Not Later Than Five Years
Income Tax Disclosure
Net operating loss carryforwards	48,447	75,953
Later Than Five Years And Not Later Than Six Years
Income Tax Disclosure
Net operating loss carryforwards	57,160	28,295
Later Than Six Years And Not Later Than Seven Years
Income Tax Disclosure
Net operating loss carryforwards	24,281	53,910
Later Than Seven Years And Not Later Than Eight Years
Income Tax Disclosure
Net operating loss carryforwards	4,311	2,999
Later Than Eight Years And Not Later Than Nine Years
Income Tax Disclosure
Net operating loss carryforwards	2,547	1,672
Later than nine years
Income Tax Disclosure
Net operating loss carryforwards	174,267	131,039
Without expiration date
Income Tax Disclosure
Net operating loss carryforwards	€ 458,165	€ 420,026